Note 4 - Significant Accounting Policies (Details Textual) $ / shares in Units, € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 08, 2022 EUR (€)	Dec. 07, 2022 EUR (€)	Dec. 07, 2022 USD ($)	Dec. 31, 2021 EUR (€)	[1]	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Percentage of taxable income subject to corporate income and trade tax	40.00%	40.00%
Accumulated net loss	€ 330,778
Total equity	€ (43,513)					€ 83,439		€ (5,026)	€ (18,568)
Special Community Campaign Fund Raising Goal			€ 105,000
Convertible debentures, default risk, percent, over 40 year average period	13.50%	13.50%
Convertible debentures, default probability, percent, over one day period	0.057%	0.057%
Discount rate used in current measurement of fair value less costs of disposal	17.20%	17.20%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Founders profit participation rights									64.07%
Sion CGU [member]
Statement Line Items [Line Items]
Recoverable amount of asset or cash-generating unit	€ 54,442
Assets after impairment	13,260
Impairment loss	41,182
Solar CGU [member]
Statement Line Items [Line Items]
Assets after impairment	13,260
Impairment loss	41,182
Yorkville Advisors Global LP [member]
Statement Line Items [Line Items]
Notional amount				€ 29,485	$ 31.1
Convertible debentures [member]
Statement Line Items [Line Items]
Notional amount	€ 29,485	$ 31.1
Total borrowings | $		$ 31.1
Conversion of debt, conversion price (in dollars per share) | $ / shares		$ 1.75
Conversion of debt, conversion price, percentage of minimum daily volume-weighted average price	96.50%	96.50%
Share price benchmark for monthly conversion of debt (in dollars per share) | $ / shares		$ 0.15
Convertible debt, minimum conversion amount per month | $		$ 2.5
Monthly convertible principal limit, maximum percentage of monthly trading volume	20.00%	20.00%
Monthly convertible principal limit, benchmark | $		$ 5.0
Convertible debentures [member] | Yorkville [member]
Statement Line Items [Line Items]
Percentage of shares outstanding, maximum limit	4.99%	4.99%
Top of range [member]
Statement Line Items [Line Items]
Percentage of annual taxable income	60.00%	60.00%
Tax income offset against tax loss carry forwards	€ 1,000

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.